EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on July 8, 2020 (Accession No. 0001193125-20-189409), to the Prospectus dated May 1, 2020, as supplemented, for the Class IB and K shares of the 1290 VT SmartBeta Equity Portfolio, a series of EQ Advisors Trust.